Subsequent events	6 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

Subsequent events

On 13 January 2020, an incident occurred at the LDPE unit. The investigation into the incident is complete. The root cause analysis determined that a piping support structure, within the LDPE emergency vent system, failed during commissioning causing a pipe to dislodge. No major equipment was damaged, and the incident was isolated. Remediation has commenced, however, the replacement of the high pressure piping material components have long lead times. We expect beneficial operation of the LDPE unit to be delayed to the second half of calendar year 2020. Parallel commissioning activities on the remainder of the LDPE unit continue during remediation and every effort will be made to expedite the restoration project.

On 14 February 2020, we received approval from the Competition Commission of South Africa to form a new joint venture, which will be managed and operated by our world-class explosives partner and the majority shareholder, Enaex S.A. The downstream portion of our explosives business, classified as a disposal group held for sale since 30 June 2019, will be disposed to the joint venture as a going concern. The process is expected to close by the end of June 2020.